Average Annual Total Returns - R6 Shares - JPMorgan Tax Free Bond Fund	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	5.76%	3.88%	4.46%	5.76%	3.74%	4.33%	4.46%	3.67%	4.24%	5.21%	3.91%	4.63%